February 26, 2016

Securities and Exchange Commission

450 5 Street, N.W.

Washington, DC 20549

Re: Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 for The Guardian Separate Account R of The Guardian Insurance & Annuity Company, Inc. under Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940.

(File Nos. 333-179997 and 811-21438)

Dear Sir or Madam:

On behalf of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and its separate account, The Guardian Separate Account R (the “Account”), transmitted herewith for filing is the Account’s Post-Effective Amendment No. 4 (the “Amendment”) to the Registration Statement on Form N-4 under the Securities Act of 1933 (“1933 Act”) and Amendment No. 6 under the Investment Company Act of 1940.

The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the 1933 Act in order to update certain disclosures throughout the prospectus document, including changes to underlying investment allocations pursuant to fund company changes and a substitution in the Separate Account sub-accounts and the investment allocation models of the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider. Also, updates to disclosures made to Appendix B to include the iterations of the GLWB rider available with this contract in conjunction with applications dated prior to August 1, 2015. Appropriate financial information, consent of the independent registered accounting firm, biographical, tax, performance results and other information, including but not limited to state variation disclosure, presented in the Prospectus and Statement of Additional Information, editorial, stylistic and other non-material changes will be filed by subsequent amendment.

As counsel to the Account, I represent that the Amendment is being filed solely for the reasons described above.

Please call the undersigned at (212) 598-8714 with any comments or questions concerning this filing.

Very truly yours,

/s/ Patrick D. Ivkovich

Patrick D. Ivkovich

Counsel

The Guardian Life Insurance Company of America

7 Hanover Square

New York, NY 10004

Phone: 212-598-8714

Facsimile: 212-919-2691

E-mail: Patrick_Ivkovich@glic.com